BNY Mellon Short Term Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 20.8%
Asset-Backed Certificates — 10.6%
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	243,913	241,602
Affirm Asset Securitization Trust, Ser. 2025-X2, Cl. C(b)	4.93	10/15/2030	100,000	100,134
Affirm Master Trust, Ser. 2025-1A, Cl. C(b)	5.28	2/15/2033	200,000	200,847
Affirm Master Trust, Ser. 2026-2A, Cl. A(b)	4.67	4/16/2035	100,000	100,133
Aligned Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	1.94	8/15/2046	200,000	198,472
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	545,676
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	1,740	1,741
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	75,793	75,911
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(b)	4.76	4/17/2051	93,957	93,566
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	5,097	5,105
BHG Securitization Trust, Ser. 2026-1CON, Cl. B(b)	5.30	6/17/2036	185,000	185,235
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	27,560	27,650
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	253,595	208,326
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	80,977	76,173
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	130,108	122,328
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	100,000	100,451
Concord Music Royalties LLC, Ser. 2025-1A, Cl. A2(b)	5.51	7/20/2075	110,000	110,501
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	83,369	82,010
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	65,000	65,356
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	100,000	100,242
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	346,080
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	268,397
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	81,000	81,211
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	271,000	267,245
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	95,750	94,546
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,163	263,141
Foundation Finance Trust, Ser. 2021-2A, Cl. A(b)	2.19	1/15/2042	59,001	56,232
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	38,770	38,924
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	103,424	104,844
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	27,679	27,471
Lmdv Issuer Co. LLC, Ser. 2025-1A, Cl. A2(b)	5.31	12/15/2055	266,000	265,281
Merit DAC, Ser. 2026-1A, Cl. A(b)	4.85	2/15/2040	234,985	232,397
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	61,472	62,034
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	43,568	43,631
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	26,315	26,113
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)	1.75	9/14/2035	189,132	186,745
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(b)	4.47	1/18/2033	100,000	100,073
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	100,000	101,301
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	100,000	100,370
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. A3(b)	5.11	11/21/2033	100,000	101,374
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	175,000	169,908
Summit Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.21	11/20/2055	146,012	146,431
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2I(b)	4.82	8/25/2055	128,337	127,159
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)	2.10	9/20/2045	261,965	246,370
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)	1.68	2/20/2046	205,333	193,071
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)	1.83	11/19/2050	59,950	58,672
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)	2.15	6/19/2051	244,818	237,712

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 20.8% (continued)
Asset-Backed Certificates — 10.6% (continued)
TRP LLC, Ser. 2021-1, Cl. A(b)	2.07	6/19/2051		248,942	241,885
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046		250,000	246,527
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)	1.99	9/15/2045		414,000	396,695
Vantage Data Centers LLC, Ser. 2025-1A, Cl. A2(b)	5.13	8/15/2055		30,000	29,170
Verizon Master Trust, Ser. 2025-1, Cl. C	5.09	1/21/2031		146,000	147,085
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)	4.29	10/16/2028		147,000	147,264
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055		114,713	113,431
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)	4.99	9/20/2032		83,427	83,800
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055		297,854	302,924
					8,296,973
Asset-Backed Certificates/Auto Receivables — 9.3%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3	5.08	12/15/2028		90,519	90,922
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033		198,973	198,924
American Credit Acceptance Receivables Trust, Ser. 2024-4, Cl. C(b)	4.91	8/12/2031		316,000	316,901
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030		96,000	97,138
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)	5.44	2/22/2028		385,000	387,912
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029		100,000	100,756
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028		59,000	59,531
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028		54,668	54,296
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C	1.07	3/10/2028		27,040	26,603
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B	1.98	2/10/2028		125,000	123,388
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C	5.54	11/10/2028		238,000	240,980
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032		108,000	107,745
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035		26,288	26,476
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)	5.11	4/17/2028		48,229	48,416
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029		73,000	73,160
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C	5.70	7/16/2029		81,000	81,754
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031		436,000	439,329
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031		114,000	113,750
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	5.40	9/15/2028	CAD	458,272	341,496
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C	5.22	3/15/2030		325,000	325,464
Ford Credit Auto Owner Trust, Ser. 2023-1, Cl. D(b)	6.26	8/15/2035		240,000	244,233
GMF Floorplan Owner Revolving Trust, Ser. 2024-3A, Cl. B(b)	4.92	11/15/2028		200,000	200,752
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028		326,601	327,917
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)	5.22	2/17/2032		226,514	228,598
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037		150,000	151,751
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)	5.96	7/20/2029		100,771	100,948
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)	6.44	3/20/2029		10,228	10,244
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030		50,411	50,642
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)	3.95	11/14/2028		173,375	173,101
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028		43,884	43,734
Oscar US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028		99,504	99,723
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028		733,822	733,989
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032		46,000	45,763
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028		46,560	46,686
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031		265,000	266,988
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. C	5.06	5/15/2031		224,000	225,801
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032		31,000	30,998
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031		114,254	115,140
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028		67,066	67,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 20.8% (continued)
Asset-Backed Certificates/Auto Receivables — 9.3% (continued)
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	42,581	42,784
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	59,223	59,629
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	92,235	92,512
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	34,633	34,907
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	114,000	114,351
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	17,499	17,533
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	129,914	130,270
Yamaha Motor Master Trust II, Ser. 2026-A, Cl. C(b)	4.89	4/15/2031	342,000	342,495
				7,253,776
Asset-Backed Certificates/Credit Cards — .2%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	100,839
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,163
				148,002
Asset-Backed Certificates/Home Equity Loans — .7%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFRCOMPOUND +1.60%)(b),(c)	5.25	8/25/2054	203,540	204,178
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	174,702	175,616
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	140,499	141,518
				521,312
Total Asset-Backed Securities (cost $16,222,040)				16,220,063
Collateralized Loan Obligations — 4.6%
Collateralized Loan Obligations Debt — 4.6%
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)(b),(c)	5.12	11/15/2036	75,962	76,033
Cerberus Loan Funding XL LLC, Ser. 2023-1A, Cl. AR, (3 Month TSFR +1.60%)(b),(c)	5.25	3/22/2035	250,000	250,000
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR +1.15%)(b),(c)	4.83	7/18/2037	171,053	171,136
Fortress Credit Opportunities XXXI Ltd. CLO, Ser. 2025-31A, Cl. A1, (3 Month TSFR +1.50%)(b),(c)	5.18	7/20/2033	180,143	180,216
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.08	7/20/2033	114,306	114,389
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)(b),(c)	4.58	7/20/2037	62,500	62,517
Great Lakes IX Ltd. CLO, Ser. 2025-9A, Cl. A1, (3 Month TSFR +1.55%)(b),(c)	5.22	1/15/2039	250,000	250,062
HPS Loan Management Ltd., Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.16%)(b),(c)	4.87	4/15/2039	250,000	249,940
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month TSFR +1.05%)(b),(c)	4.73	4/17/2034	325,000	325,119
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.23	10/16/2036	500,000	500,062
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)(b),(c)	5.41	2/19/2037	375,000	375,093
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.72	4/15/2034	250,000	250,112
PFP Ltd. CLO, Ser. 2025-12, Cl. A, (1 Month TSFR +1.49%)(b),(c)	5.15	12/18/2042	250,000	250,687
Regatta XX Funding Ltd., Ser. 2021-2A, Cl. AR, (3 Month TSFR +1.18%)(b),(c)	4.85	1/15/2038	250,000	250,104
RIN IV Ltd., Ser. 2021-1A, Cl. A1R, (3 Month TSFR +1.35%)(b),(c)	5.03	10/20/2038	250,000	250,475
Total Collateralized Loan Obligations (cost $3,552,838)				3,555,945
Commercial Mortgage-Backed — 6.8%
Commercial Mortgage Pass-Through Certificates — 6.8%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(b)	5.08	4/25/2071	227,139	227,504
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	37,906	37,545

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 6.8% (continued)
Commercial Mortgage Pass-Through Certificates — 6.8% (continued)
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(b)	4.86	1/25/2066	109,787	109,208
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	437,845
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	79,102	79,159
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	46,637	46,617
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)(b),(c)	5.32	8/15/2038	426,060	383,561
BX Commercial Mortgage Trust, Ser. 2026-CSMO, Cl. A, (1 Month TSFR +1.40%)(b),(c)	5.05	2/15/2043	100,000	100,209
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)(b),(c)	4.67	8/15/2036	450,000	418,767
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	69,089	67,410
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	68,858	69,235
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	65,711	65,993
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A3(b)	5.89	8/25/2070	190,582	191,461
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	25,928	26,103
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	25,928	26,084
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	88,690	89,448
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	73,087	73,267
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	84,781	84,859
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/25/2070	99,844	99,605
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A3(b)	5.60	3/25/2071	250,000	250,074
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	143,000	142,769
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	6.15	1/13/2040	100,000	102,478
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	257,700	257,973
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	100,000	100,038
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	119,649	114,415
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	368,344	333,183
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	86,632	87,408
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	196,424	197,756
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.85	2/10/2047	100,000	103,883
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	236,102
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	90,368	87,158
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(b)	5.48	4/25/2061	99,873	100,347
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	61,407	61,682
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	139,343	139,321
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	89,437	85,097
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	140,071	140,685
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	69,796	66,842
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	74,119	74,478
Total Commercial Mortgage-Backed (cost $5,418,251)				5,315,569
Corporate Bonds and Notes — 63.1%
Advertising — .8%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b)	5.00	8/15/2027	400,000	399,657
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(b)	7.38	2/15/2031	240,000	251,164
				650,821
Aerospace & Defense — .5%
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	357,195
Agriculture — .6%
Philip Morris International, Inc., Sr. Unscd. Notes(d)	4.00	10/29/2030	446,000	437,457

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 63.1% (continued)
Airlines — .9%
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	377,350
Delta Air Lines, Inc., Sr. Unscd. Notes	4.95	7/10/2028	352,000	354,162
				731,512
Automobiles & Components — 3.8%
BMW US Capital LLC, Gtd. Notes(b)	4.50	8/11/2030	202,000	200,169
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	276,993
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	245,000	248,419
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	230,000	233,202
Forvia SE, Sr. Unscd. Notes(b),(d)	8.00	6/15/2030	320,000	336,734
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	395,287
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.05	4/4/2028	436,000	439,966
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	220,000	222,742
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(d)	6.63	7/15/2030	430,000	425,920
Volkswagen Group of America Finance LLC, Gtd. Notes(b)	4.85	9/11/2030	200,000	198,836
				2,978,268
Banks — 6.6%
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	450,000	449,128
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	325,594
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	455,000	430,627
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	213,000	219,229
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	280,640
ING Groep NV, Sr. Unscd. Notes, Ser. VAR	4.80	3/23/2032	260,000	258,952
M&T Bank Corp., Sr. Unscd. Notes	5.18	7/8/2031	174,000	176,286
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	466,841
Morgan Stanley, Sub. Notes(d)	3.95	4/23/2027	310,000	309,280
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	349,656
State Street Corp., Jr. Sub. Notes, Ser. I(d),(e)	6.70	3/15/2029	236,000	243,349
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(d),(e)	3.80	5/10/2026	350,000	349,999
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	420,000	422,028
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	447,200
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	46,000	45,558
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	418,000	421,897
				5,196,264
Building Materials — .8%
Builders FirstSource, Inc., Gtd. Notes(b)	5.00	3/1/2030	300,000	293,797
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	299,966
				593,763
Chemicals — 1.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	348,638
Celanese US Holdings LLC, Gtd. Notes	7.17	7/15/2027	213,000	218,835
LYB International Finance III LLC, Gtd. Notes(d)	5.13	1/15/2031	59,000	59,374
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	217,000	214,920
The Mosaic Company, Sr. Unscd. Notes	4.60	11/15/2030	114,000	113,066
				954,833
Commercial & Professional Services — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.75	7/15/2027	260,000	260,712
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(d)	8.25	1/15/2030	250,000	256,832
Block, Inc., Sr. Unscd. Notes(b)	5.63	8/15/2030	213,000	213,335
Global Payments, Inc., Sr. Unscd. Notes	4.55	3/15/2028	362,000	360,480

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 63.1% (continued)
Commercial & Professional Services — 2.2% (continued)
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	15,000	15,045
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	425,457
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	197,226
				1,729,087
Consumer Discretionary — 4.6%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	438,317
Carnival Corp., Gtd. Notes(b)	5.13	5/1/2029	441,000	439,908
D.R. Horton, Inc., Gtd. Notes	4.85	10/15/2030	427,000	430,791
Flutter Treasury DAC, Sr. Scd. Bonds(b),(d)	5.88	6/4/2031	200,000	199,408
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	454,811
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	210,000	213,097
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	491,200
NCL Corp. Ltd., Sr. Unscd. Notes(b)	5.88	1/15/2031	219,000	213,279
Penn Entertainment, Inc., Gtd. Notes(b)	6.75	4/1/2031	150,000	148,846
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	596,064
				3,625,721
Consumer Durables & Apparel — .3%
Levi Strauss & Co., Sr. Unscd. Notes(b)	3.50	3/1/2031	275,000	253,299
Diversified Financials — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.38	11/15/2030	150,000	147,274
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	455,821
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	158,000	157,954
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.25	3/15/2030	430,000	434,466
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	44,000	43,548
Ares Capital Corp., Sr. Unscd. Notes(d)	5.25	4/12/2031	145,000	141,086
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	273,000	262,690
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	5/15/2031	214,000	210,526
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	360,000	337,759
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	99,000	97,101
Lseg US Fin Corp., Gtd. Notes(b)	4.50	3/23/2031	260,000	257,822
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	188,000	188,879
				2,734,926
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	4.20	2/1/2029	60,000	59,279
Energy — 10.4%
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	200,000	206,469
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	215,000	213,938
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	209,000	215,177
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	6.06	8/15/2026	500,000	501,711
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	228,000	228,053
CVR Energy, Inc., Gtd. Notes(b)	7.50	2/15/2031	218,000	220,884
Enbridge, Inc., Gtd. Notes	6.00	11/15/2028	400,000	415,115
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000	461,232
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	664,000	670,466
Hess Midstream Operations LP, Gtd. Notes(b)	5.88	3/1/2028	268,000	270,780
Hess Midstream Operations LP, Gtd. Notes(b)	6.50	6/1/2029	66,000	67,658
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	400,000	418,222
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	77,000	78,747
Kinetik Holdings LP, Sr. Unscd. Notes(b)	6.63	12/15/2028	285,000	290,875
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	250,000	261,749

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 63.1% (continued)
Energy — 10.4% (continued)
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	87,000	87,166
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	200,000	162,132
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	53,000	52,893
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	200,000	202,560
SM Energy Co., Gtd. Notes(b)	6.75	8/1/2029	341,000	349,979
SM Energy Co., Gtd. Notes(b)	8.75	7/1/2031	165,000	173,157
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	176,000	176,703
Sunoco LP, Gtd. Notes(b)	5.38	7/15/2031	242,000	241,004
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	79,000	79,324
Sunoco LP, Sr. Unscd. Notes(b)	5.88	7/15/2027	250,000	250,135
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	275,000	273,254
Valero Energy Corp., Sr. Unscd. Notes(d)	5.15	2/15/2030	178,000	181,667
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	6.25	1/15/2030	245,000	252,290
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	668,000	689,204
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	428,000	427,969
				8,120,513
Food Products — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.50	3/31/2031	423,000	421,179
Post Holdings, Inc., Gtd. Notes(b)	4.50	9/15/2031	200,000	188,151
Sysco Corp., Gtd. Notes	4.40	7/25/2031	273,000	267,114
US Foods, Inc., Gtd. Notes(b)	6.88	9/15/2028	419,000	428,373
				1,304,817
Health Care — .9%
Avantor Funding, Inc., Gtd. Notes(b)	4.63	7/15/2028	310,000	305,727
Baxter International, Inc., Sr. Unscd. Notes	4.90	12/15/2030	105,000	103,937
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	113,000	113,904
HCA, Inc., Gtd. Notes	4.30	11/15/2030	200,000	196,568
				720,136
Industrial — 1.3%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000	274,049
Chart Industries, Inc., Sr. Scd. Notes(b)	7.50	1/1/2030	300,000	311,814
HTA Group Ltd., Gtd. Bonds(b)	6.75	4/1/2031	200,000	203,713
TK Elevator US Newco, Inc., Sr. Scd. Notes(b),(d)	5.25	7/15/2027	200,000	200,171
				989,747
Information Technology — 1.2%
CoreWeave, Inc., Gtd. Notes(b)	9.75	10/1/2031	62,000	62,407
Fidelity National Information Services, Inc., Sr. Unscd. Notes(d)	4.80	3/10/2031	108,000	107,446
Oracle Corp., Sr. Unscd. Notes	4.45	9/26/2030	443,000	427,381
Paychex, Inc., Sr. Unscd. Notes	5.10	4/15/2030	112,000	113,241
Salesforce, Inc., Sr. Unscd. Notes	4.65	3/15/2029	264,000	264,560
				975,035
Insurance — 1.3%
Allianz SE, Jr. Sub. Bonds(b),(d),(e)	3.20	10/30/2027	400,000	384,212
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	35,000	35,367
Brown & Brown, Inc., Sr. Unscd. Notes	4.90	6/23/2030	92,000	91,912
Corebridge Global Funding, Scd. Notes(b)	4.90	12/3/2029	485,000	487,038
				998,529

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 63.1% (continued)
Internet Software & Services — .6%
eBay, Inc., Sr. Unscd. Notes	4.25	3/6/2029		182,000	181,270
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030		315,000	311,399
					492,669
Materials — .7%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030		299,000	302,662
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029		250,000	236,695
					539,357
Media — 1.0%
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028		271,000	266,763
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027		416,000	414,998
Sirius XM Radio LLC, Gtd. Notes(b),(d)	5.88	4/15/2032		107,000	105,276
					787,037
Metals & Mining — 1.2%
Alumina Pty Ltd., Gtd. Notes(b)	6.13	3/15/2030		215,000	219,916
Constellium SE, Gtd. Notes(b)	3.75	4/15/2029		285,000	275,042
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030		187,000	189,962
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)	9.50	10/6/2028		250,000	253,230
					938,150
Real Estate — 7.9%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029		84,000	84,580
American Homes 4 Rent LP, Sr. Unscd. Notes	4.95	6/15/2030		340,000	342,165
Cousins Properties LP, Gtd. Notes	5.25	7/15/2030		165,000	167,604
CubeSmart LP, Gtd. Notes	2.25	12/15/2028		230,000	217,502
Diversified Healthcare Trust, Sr. Scd. Notes(b)	7.25	10/15/2030		225,000	229,860
EPR Properties, Gtd. Notes	4.75	12/15/2026		430,000	430,024
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028		380,000	387,867
Healthcare Realty Holdings LP, Gtd. Notes(d)	2.00	3/15/2031		300,000	262,214
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029		225,000	222,016
Iron Mountain, Inc., Gtd. Notes(b)	5.25	7/15/2030		345,000	341,616
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026		427,000	426,097
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.50	4/1/2027		340,000	339,941
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(b)	7.00	2/1/2030		222,000	226,791
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031		500,000	434,085
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031		95,000	85,907
SBA Tower Trust, Asset Backed Notes(b)	1.84	4/15/2027		500,000	488,664
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029		220,000	217,865
Store Capital LLC, Sr. Unscd. Notes	5.40	4/30/2030		210,000	212,426
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029		430,000	427,713
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028		78,000	78,157
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026		180,000	178,788
WPC Eurobond BV, Gtd. Notes	1.35	4/15/2028	EUR	300,000	339,293
					6,141,175
Retailing — 1.6%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)	4.00	10/15/2030		445,000	423,595
Asbury Automotive Group, Inc., Gtd. Notes(b)	4.63	11/15/2029		535,000	520,958
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030		282,000	280,652
					1,225,205

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 63.1% (continued)
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.60	3/23/2029		87,000	87,061
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026		220,000	217,144
					304,205
Telecommunication Services — .9%
Millicom International Cellular SA, Sr. Unscd. Notes(b)	5.13	1/15/2028		495,000	493,790
STC Sukuk Co. II Ltd., Sr. Unscd. Notes(b)	4.49	1/15/2031		215,000	212,741
					706,531
Transportation — .6%
Fedex Freight Holding Co., Inc., Gtd. Notes(b)	4.65	3/15/2031		102,000	100,590
Ryder System, Inc., Sr. Unscd. Notes	4.85	6/15/2030		338,000	341,611
					442,201
Utilities — 5.5%
Duke Energy Florida LLC, First Mortgage Bonds	4.20	12/1/2030		70,000	69,204
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028		457,000	467,325
Enel Finance International NV, Gtd. Notes(b)	4.38	9/30/2030		356,000	350,277
Enel Finance International NV, Gtd. Notes(b)	5.13	6/26/2029		200,000	202,971
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027		400,000	397,341
Grupo Energia Bogota SA ESP, Sr. Unscd. Notes(b)	4.88	5/15/2030		250,000	245,166
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028		230,000	233,536
NRG Energy, Inc., Sr. Scd. Notes(b)	4.96	4/30/2031		335,000	332,773
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056		96,000	96,026
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030		170,000	168,362
Pinnacle West Capital Corp., Sr. Unscd. Notes	4.90	5/15/2028		76,000	76,706
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030		167,000	169,738
Spire, Inc., Sr. Unscd. Notes	4.60	9/1/2031		242,000	239,942
The AES Corp., Sr. Unscd. Notes(d)	5.45	6/1/2028		500,000	505,073
Vistra Operations Co. LLC, Gtd. Notes(b)	5.00	7/31/2027		500,000	500,098
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	4.60	10/15/2030		115,000	112,942
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	4.70	1/31/2031		138,000	135,930
					4,303,410
Total Corporate Bonds and Notes (cost $49,080,966)					49,291,142
Foreign Governmental — .3%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	10.00	1/1/2029	BRL	1,000	187
Colombia, Sr. Unscd. Bonds	7.38	4/25/2030		206,000	216,197
Total Foreign Governmental (cost $205,314)					216,384
U.S. Government Agencies Collateralized Mortgage Obligations — .8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)	3.00	8/15/2040		850	848
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)	1.00	7/15/2039		197,627	184,226
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)	2.50	5/25/2060		57,969	53,503
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)	3.50	11/25/2028		40,903	40,117
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)	3.00	3/25/2033		10,884	10,776
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051		364,914	366,449
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $668,399)					655,919

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — .0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029(f)	25,599	25,173
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031	824	859
7.50%, 11/20/2029-12/20/2030	712	733
Total U.S. Government Agencies Mortgage-Backed (cost $27,395)		26,765

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 2.9%
U.S. Treasury Notes	3.38	11/30/2027	325,000	322,531
U.S. Treasury Notes	4.13	9/30/2027	125,000	125,447
U.S. Treasury Notes(d)	4.13	10/31/2027	219,000	219,800
U.S. Treasury Notes	4.25	1/15/2028	1,600,000	1,609,562
Total U.S. Treasury Securities (cost $2,293,970)				2,277,340

	1-Day Yield (%)	Shares
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $430,825)	3.70	430,825	430,825
Investment of Cash Collateral for Securities Loaned — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $1,355,600)	3.70	1,355,600	1,355,600
Total Investments (cost $79,255,598)		101.6%	79,345,552
Liabilities, Less Cash and Receivables		(1.6%)	(1,259,005)
Net Assets		100.0%	78,086,547

BRL—Brazilian Real
CAD—Canadian Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $45,333,805 or 58.1% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $3,387,482 and the value of the collateral was
$3,493,588, consisting of cash collateral of $1,355,600 and U.S. Government & Agency securities valued at $2,137,988.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.

(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	51	6/30/2026	10,655,895	10,563,375	(92,520)
5 Year U.S. Treasury Note	55	6/30/2026	6,023,878	5,930,976	(92,902)
Futures Short
10 Year U.S. Treasury Note	4	6/18/2026	450,134	442,375	7,759
Canadian 5 Year Bond	2	6/19/2026	169,087(a)	166,187	2,900
Euro-Schatz	3	6/8/2026	376,368(a)	372,340	4,028
Ultra 10 Year U.S. Treasury Note	3	6/18/2026	346,541	338,578	7,963
Gross Unrealized Appreciation					22,650
Gross Unrealized Depreciation					(185,422)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	363,354	Canadian Dollar	504,000	5/12/2026	(7,870)
J.P. Morgan Securities LLC
United States Dollar	427,195	Euro	370,000	5/12/2026	(7,300)
Gross Unrealized Depreciation					(15,170)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Short Term Income Fund
April 30, 2026 (Unaudited)
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	16,220,063	—	16,220,063
Collateralized Loan Obligations	—	3,555,945	—	3,555,945
Commercial Mortgage-Backed	—	5,315,569	—	5,315,569
Corporate Bonds and Notes	—	49,291,142	—	49,291,142
Foreign Governmental	—	216,384	—	216,384
U.S. Government Agencies Collateralized Mortgage Obligations	—	655,919	—	655,919
U.S. Government Agencies Mortgage-Backed	—	26,765	—	26,765
U.S. Treasury Securities	—	2,277,340	—	2,277,340
Investment Companies	1,786,425	—	—	1,786,425
	1,786,425	77,559,127	—	79,345,552
Other Financial Instruments:
Futures††	22,650	—	—	22,650
	22,650	—	—	22,650
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(15,170)	—	(15,170)
Futures††	(185,422)	—	—	(185,422)
	(185,422)	(15,170)	—	(200,592)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2026 are set forth in the Schedule of Investments.
At April 30, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $87,988, consisting of $650,678 gross unrealized appreciation and $738,666 gross unrealized depreciation.

At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.